Property and equipment (FY)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment
Note 6 - Property and equipment

Property and equipment consist of the following (in thousands):

	Estimated Useful Life	December 31, 2020	December 31, 2019
Equipment	3 - 7 years	$234	$222
Furniture and fixtures	5 - 7 years	150	138
Computer software	3 years	111	115
Computer equipment	2 - 3 years	4	4
Total property and equipment		499	479
Accumulated depreciation		(247)	(62)
Net property and equipment		$252	$417

Depreciation expense was $0.2 million and $0.1 million for the years ended December 31, 2020 and 2019, respectively.